Utility Plant (Tables)	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Schedule of Utility Plant

	Estimated Useful Life (Years)	Puget Energy		Puget Sound Energy
Utility Plant		At December 31,		At December 31,
(Dollars In Thousands)		2014	2013	2014	2013
Electric, gas and common utility plant classified by prescribed accounts:
Distribution plant	10-50	$4,748,988	$4,448,451	$6,417,551	$6,127,732
Production plant	25-125	2,973,853	2,966,223	3,907,224	3,948,270
Transmission plant	45-65	1,189,296	1,043,605	1,306,009	1,162,929
General plant	5-35	481,116	504,965	553,130	599,156
Intangible plant (including capitalized software)	3-50	311,959	316,614	304,135	309,972
Plant acquisition adjustment	7-30	242,826	242,826	282,792	282,792
Underground storage	25-60	28,859	27,857	42,494	41,501
Liquefied natural gas storage	25-45	12,628	12,622	14,498	14,492
Plant held for future use	NA	54,996	28,742	55,148	28,895
Recoverable Cushion Gas	NA	8,655	8,655	8,655	8,655
Plant not classified	1-100	91,519	124,589	91,519	124,589
Grant	NA	(105,659)	—	(105,659)	—
Capital leases, net of accumulated amortization[1]	5	9,473	17,051	9,473	17,051
Less: accumulated provision for depreciation		(1,611,220)	(1,373,178)	(4,449,680)	(4,297,012)

Subtotal		$8,437,289	$8,369,022	$8,437,289	$8,369,022

Construction work in progress	NA	239,690	310,318	239,690	310,318

Net utility plant		$8,676,979	$8,679,340	$8,676,979	$8,679,340

[1]	Accumulated amortization of capital leases at Puget Energy was $28.4 million in 2014 and $20.8 million in 2013. Accumulated amortization of capital leases at PSE was $28.4 million in 2014 and $20.8 million in 2013.

Schedule of Jointly Owned Utility Plants

The following table indicates the Company’s percentage ownership and the extent of the Company’s investment in jointly owned generating plants in service at December 31, 2014. These amounts are also included in the Utility Plant table above.

Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Puget Energy’s Share		Puget Sound Energy’s Share
			Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$158,516	$(12,047)	$293,103	$(146,635)
Colstrip Units 3 & 4	Coal	25%	234,787	(28,763)	509,619	(303,594)
Colstrip Units 1 – 4 Common Facilities[1]	Coal	various	83	(21)	252	(189)
Frederickson[1]	Gas	49.85%	61,771	(5,750)	70,719	(14,698)
Jackson Prairie	Gas Storage	33.34%	28,185	(4,099)	42,494	(18,409)

[1]	The Company’s ownership is 50% for Colstrip 1&2 and 25% for Colstrip Units 3 &4.